Revenues - Schedule of Sale of Farms (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Sale of Farms [Abstract]
Sale of farm	[1]	R$ 4,417	R$ 343,113	R$ 421,549
Adjustment to present value		(353)	(101,814)	(127,024)
Gross revenue from sale of farm		4,064	241,299	294,525
Sales taxes		(84)	(8,304)	(10,751)
Cost of sale of farm		(1,902)	(52,909)	(35,399)
Gain from sale of farm		2,078	180,086	248,375
Selling expenses			(6,825)	(5,787)
Income tax and social contribution		(31)	(7,007)	(9,072)
Net gain from sale of farms		R$ 2,047	R$ 166,254	R$ 233,516

[1]	In fulfillment of obligations linked to sales from prior periods, net revenue of R$1,005 was recognized as variable consideration pursuant to IFRS 15 – Revenue from Contracts with Customers.